INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Income tax expense at statutory federal rate of 21%, Amount	$ 1,210,000
Income tax expense at statutory federal rate of 21%, percent	21.00%
Impairments, Amount	$ (20,000)
Impairments, percent	0.00%
Change in warrant liability, Amount	$ (209,000)
Change in warrant liability, percent	(4.00%)
Change in derivative, Amount	$ (439,000)
Change in derivative, percent	8.00%
Debt discount amortization, Amount	$ (229,000)
Debt discount amortization, percent	(4.00%)
Increase (decrease) in valuation allowance, Amount	$ 313,000
Increase (decrease) in valuation allowance, percent	(21.00%)
Company's effective tax rate, Amount
Company's effective tax rate, Percent	0.00%